Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 16,055	SFr 16,102	SFr 15,979
ABO	15,275	15,637
Switzerland | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Switzerland | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,032	3,482	3,325
ABO	3,001	3,449
International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	412	1,404
ABO	387	1,377
Fair value of plan assets	208	1,159
International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	403	1,393
ABO	380	1,369
Fair value of plan assets	200	1,150
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	140	156	164
ABO	140	156
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	3,022	3,475	3,325
ABO	2,996	3,445
Bank | International | Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	402	1,397
ABO	382	1,373
Fair value of plan assets	208	1,159
Bank | International | Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	393	1,386
ABO	375	1,365
Fair value of plan assets	200	1,150
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	140	156	SFr 164
ABO	SFr 140	SFr 156